UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED    MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-22131

Miller Investment Trust

(Exact name of registrant as specified in charter)

20 William Street, Wellesley, MA

02481

(Address of principal executive offices)

(Zip code)

Emile Molineaux

Gemini Fund Services, LLC., 450 Wireless Boulevard, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2616

Date of fiscal year end:

10/31

Date of reporting period: 7/31/09

Item 1.  Schedule of Investments.

Miller Convertible Fund
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2009
Principal Amount	Security	Interest Rate	Maturity Date	Market Value
	CONVERTIBLE BONDS - 97.65%
	AEROSPACE & DEFENSE - 5.02%
1,356,000	AAR Corp.	1.7500	2/1/2026	$ 1,223,790
500,000	L-3 Communications Holdings, Inc.	3.0000	8/1/2035	503,750
125,000	Orbital Sciences Corp.	2.4375	1/15/2027	109,375
425,000	Triumph Group, Inc.	2.6250	10/1/2026	412,781
				2,249,696
	AGRICULTURE - 1.44%
650,000	Archer-Daniels-Midland Co.	0.8750	2/15/2014	645,125

	BIOTECHNOLOGY - 11.07%
700,000	Amgen, Inc.	0.3750	2/1/2013	707,000
1,070,000	Charles River Laboratories International, Inc.	2.2500	6/15/2013	984,400
1,075,000	Cubist Pharmaceuticals, Inc.	2.2500	6/15/2013	979,594
500,000	Life Technologies Corp.	2.0000	8/1/2023	688,125
1,756,000	OSI Pharmaceuticals, Inc.	3.0000	1/15/2038	1,600,155
				4,959,274
	COAL - 4.00%
1,355,000	Alpha Natural Resources, Inc.	2.3750	4/15/2015	1,216,112
755,000	Massey Energy Co.	3.2500	8/1/2015	573,800
				1,789,912
	COMPUTERS - 1.77%
700,000	EMC Corp.	1.7500	12/1/2011	792,750

	DISTRIBUTION / WHOLESALE - 1.29%
600,000	Tech Data Corp.	2.7500	12/15/2026	576,750

	ELECTRIC - 0.81%
420,000	Unisource Energy Corp.	4.5000	3/1/2035	363,300

	ELECTRICAL COMPONENTS & EQUIPMENT - 8.80%
2,175,000	Energy Conversion Devices, Inc.	3.0000	6/15/2013	1,424,625
1,500,000	EnerSys	3.3750	6/1/2038	1,192,500
1,515,000	SunPower Corp.	1.2500	2/15/2027	1,323,731
				3,940,856
	ELECTRONICS - 6.08%
1,350,000	FEI Co.	2.8750	6/1/2013	1,390,500
1,500,000	TTM Technologies, Inc.	3.2500	5/15/2015	1,331,250
				2,721,750
	FOREST PRODUCTS & PAPER - 0.63%
288,000	Rayonier, Inc.	3.7500	10/15/2012	281,880

	HEALTHCARE PRODUCTS - 8.15%
500,000	Beckman Coulter, Inc.	2.5000	12/15/2036	537,500
550,000	Henry Schein, Inc.	3.0000	8/15/2034	652,438
1,716,000	Molina Healthcare, Inc.	3.7500	10/1/2014	1,430,715
1,145,000	SonoSite, Inc.	3.7500	7/15/2014	1,029,069
				3,649,722
	HEALTHCARE-SERVICES - 1.11%
550,000	AMERIGROUP Corp.	2.0000	5/15/2012	495,687

Miller Convertible Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2009
Principal Amount	Security	Interest Rate	Maturity Date	Market Value
	MACHINERY - 1.08%
500,000	AGCO Corp.	1.2500	12/15/2036	$ 483,750

	MEDIA - 1.21%
615,000	Liberty Media Corp	3.1250	3/30/2023	540,431

	MINING - 4.25%
1,198,000	Kinross Gold Corp.	1.7500	3/15/2028	1,168,050
500,000	Placer Dome, Inc.	2.7500	10/15/2023	734,375
				1,902,425
	MISCELLANEOUS MANUFACTURING - 2.33%
1,220,000	Ceradyne, Inc.	2.8750	12/15/2035	1,043,100

	OIL & GAS - 7.29%
1,090,000	Bill Barrett Corp.	5.0000	3/15/2028	1,019,150
700,000	Hornbeck Offshore Services, Inc.	1.6250	11/15/2026	574,070
1,000,000	SEACOR Holdings, Inc.	2.8750	12/15/2024	1,144,810
575,000	Transocean, Inc.	1.5000	12/15/2037	528,281
				3,266,311
	PHARMACEUTICAL - 8.81%
1,557,000	Medicis Pharmaceutical Corp.	2.5000	6/4/2032	1,414,924
800,000	Sepracor, Inc.	0.0000	12/15/2010	752,000
650,000	Teva Pharmaceutical Finance LLC	0.2500	2/1/2026	7,645,652
1,015,000	Watson Pharmaceuticals, Inc.	1.7500	3/15/2023	1,016,269
				3,947,756
	REITS - HOTELS - 1.30%
630,000	Hospitality Properties Trust	3.8000	3/15/2027	580,387

	REITS - SHOPPING CENTERS - 2.52%
600,000	Boston Properties LP	3.7500	5/15/2036	567,000
700,000	Developers Diversified Realty Corp.	3.0000	3/15/2012	563,500
				1,130,500
	REITS - SINGLE TENANT - 1.34%
500,000	National Retail Properties, Inc.	3.9500	9/15/2026	498,750
100,000	National Retail Properties, Inc.	5.1250	6/15/2028	99,750
				598,500
	REITS - WAREHOUSE / INDUSTRY - 0.80%
425,000	ProLogis	2.2500	4/1/2037	360,188

	SOFTWARE - 4.65%
900,000	Informatica Corp.	3.0000	3/15/2026	997,875
900,000	SPSS, Inc.	2.5000	3/15/2012	1,083,375
				2,081,250
	TELECOMMUNICATIONS - 6.71%
1,100,000	Anixter International, Inc.	1.0000	2/15/2013	918,500
1,125,000	Arris Group, Inc.	2.0000	11/15/2026	1,182,375
940,000	NII Holdings, Inc.	2.7500	8/15/2025	903,575
				3,004,450
	TOYS/GAMES/HOBBIES - 2.20%
1,000,000	Jakks Pacific, Inc.	4.6250	6/15/2023	986,250

Miller Convertible Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2009
Principal Amount	Security	Interest Rate	Maturity Date	Market Value
	TRANSPORTATION - 2.99%
1,645,000	Bristow Group, Inc.	3.0000	6/15/2038	$ 1,340,675

	TOTAL CONVERTIBLE BONDS			43,732,675
	( Cost - $38,873,913)

	SHORT-TERM INVESTMENTS - 1.75%
786,045	Milestone Treasury Obligations Portfolio, 0.10%
	TOTAL SHORT-TERM INVESTMENTS			786,045
	( Cost - $786,045)

	TOTAL INVESTMENTS - 99.40%
	( Cost - $39,659,958) ^			$44,518,720
	OTHER ASSETS LESS LIABILITIES - 0.60%			268,292
	NET ASSETS - 100.00%			$44,787,015
_______

*  Non-Income producing security.
^ Represents cost for financial reporting purposes.  Aggregate cost for federal tax purposes is $39,659,958 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

At July 31, 2009, net unrealized depreciation on investment securities, for book purposes, was as follows:
Aggregate gross unrealized appreciation for all investments for which there was an
excess of value over cost:			$ 5,233,049
Aggregate gross unrealized depreciation for all investments for which there was an
excess of cost over value:			(374,287)
Net unrealized appreciation			$ 4,858,762

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

The Portfolio utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Portfolio has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Portfolios own assumptions about the assumptions a market participate would use in valuing the asset or liability, and would be based on the best information available.)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of July 31, 2009 for the Portfolio’s assets and liabilities measured at fair value:

The following is a summary of the inputs used as of July 31, 2009 in valuing the fund's

Assets	Level 1	Level 2	Level 3	Total
Convertible Bonds	$ -	$ 43,732,675	$ -	$ 43,732,675
Short-Term Investments	$ 786,045	$ -	$ -	$ 786,045
Total	$ 786,045	$ 43,732,675	$ -	$ 44,518,720
The Fund did not hold any Level 3 securities during the period.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive/principal financial officer, or persons performing similar functions, has concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on his evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Miller Investment Trust

By (Signature and Title)

/s/Greg Miller

       Greg Miller

       President and Treasurer, Miller Investment Trust

Date

9/29/09

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/Greg Miller

     Greg Miller

     President and Treasurer, Miller Investment Trust

Date

9/29/09